ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salary and welfare payable	¥ 10,209	$ 1,523	¥ 8,101
Payable for acquisition of non-controlling interests	245	37	245
Accrued rental	1,245	186	1,140
Accrued expenses	7,774	1,161	8,174
Value added tax and other taxes payable	219	33	417
Payable for property and equipment	55	8	71
Accrued utilities	128	19	58
Other payables	764	114	1,564
Total	¥ 20,639	$ 3,081	¥ 19,770